Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Registrant Name	SILICOM LTD.
Entity Central Index Key	0000916793
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	7,007,426
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 13,306	$ 11,483
Short-term bank deposits	2,527	5,010
Marketable securities	12,583	9,027
Accounts receivable:
Trade, net	12,146	8,405
Other	2,234	1,597
Related parties	245	208
Inventories	14,795	11,173
Deferred tax assets	47	48
Total current assets	57,883	46,951
Marketable securities	28,469	23,667
Assets held for employees' severance benefits	1,377	1,275
Deferred tax assets	114	135
Property, plant and equipment, net	1,190	837
Total assets	89,033	72,865
Current liabilities
Trade accounts payable	7,799	3,971
Other accounts payable and accrued expenses	3,914	2,460
Related parties	76	7
Total current liabilities	11,789	6,438
Long-term liability
Liability for employees' severance benefits	2,278	2,153
Total liabilities	14,067	8,591
Commitments and contingencies
Shareholders' equity
Ordinary shares, NIS 0.01 par value; 10,000,000 shares authorized; 6,940,059 and 7,022,397 issued as at December 31, 2011 and 2012, respectively; 6,925,088 and 7,007,426 outstanding as at December 31, 2011 and 2012, respectively	21	20
Additional paid-in capital	36,065	35,245
Treasury shares (at cost) - 14,971 ordinary shares as at December 31, 2011 and 2012	(38)	(38)
Retained earnings	38,918	29,047
Total shareholders' equity	74,966	64,274
Total liabilities and shareholders' equity	$ 89,033	$ 72,865

Consolidated Balance Sheets (Parenthetical) (ILS)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Ordinary shares, par value	0.01	0.01
Ordinary shares, authorized	10,000,000	10,000,000
Ordinary shares, issued	7,022,397	6,940,059
Ordinary shares, outstanding	7,007,426	6,925,088
Ordinary shares, treasury shares	14,971	14,971

Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Consolidated Statements Of Operations [Abstract]
Sales	$ 48,729	[1]	$ 39,633	[1]	$ 30,399	[1]
Cost of sales	28,849		22,430		17,490
Gross profit	19,880		17,203		12,909
Operating expenses
Research and development	4,401	[2]	4,165	[2]	3,280	[2]
Sales and marketing	3,081		2,677		2,207
General and administrative	2,369		1,890		1,523
Total operating expenses	9,851		8,732		7,010
Operating income	10,029		8,471		5,899
Financial income, net	752		439		617
Income before income taxes	10,781		8,910		6,516
Income taxes	910		667		801
Net income	$ 9,871		$ 8,243		$ 5,715
Income per share:
Basic income per ordinary share (US$)	$ 1.424		$ 1.195		$ 0.838
Diluted income per ordinary share (US$)	$ 1.417		$ 1.178		$ 0.824
Weighted average number of ordinary shares used to compute basic income per share	6,933,576		6,896,215		6,820,721
Weighted average number of ordinary shares used to compute diluted income per share	6,968,305		6,994,592		6,938,456

[1]	Including sales to related parties in the amount of US$ 302 thousand, US$ 350 thousand and US$ 558 thousand in 2010, 2011 and 2012, respectively.
[2]	Including services from related parties in the amount of US$ 154 thousand, US$ 50 thousand and US$ 42 thousand in 2010, 2011 and 2012, respectively.

Consolidated Statements Of Operations (Partenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Operations [Abstract]
Sales to related parties	$ 558	$ 350	$ 302
Services from related parties	$ 42	$ 50	$ 154

Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data		Ordinary Shares [Member]		Additional Paid-In Capital [Member]	Treasury Shares [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2009		$ 20		$ 34,154	$ (38)	$ 15,089	$ 49,225
Balance, shares at Dec. 31, 2009	[1]	6,809,313
Exercise of options			[2]	259			259
Exercise of options, shares		70,375	[1]				70,375
Share-based compensation				231			231
Net income						5,715	5,715
Balance at Dec. 31, 2010		20		34,644	(38)	20,804	55,430
Balance, shares at Dec. 31, 2010	[1]	6,879,688
Exercise of options			[2]	164			164
Exercise of options, shares		45,400	[1]				45,400
Share-based compensation				437			437
Net income						8,243	8,243
Balance at Dec. 31, 2011		20		35,245	(38)	29,047	64,274
Balance, shares at Dec. 31, 2011	[1]	6,925,088
Exercise of options		1		276			277
Exercise of options, shares		82,338	[1]				82,338
Share-based compensation				544			544
Net income						9,871	9,871
Balance at Dec. 31, 2012		$ 21		$ 36,065	$ (38)	$ 38,918	$ 74,966
Balance, shares at Dec. 31, 2012	[1]	7,007,426

[1]	Net of 14,971 shares held by the subsidiary
[2]	Less than 1 thousand.

Consolidated Statements Of Changes In Shareholders' Equity (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Changes In Shareholders' Equity [Abstract]
Shares held by the subsidiary	14,971	14,971	14,971

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 9,871	$ 8,243	$ 5,715
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation	454	379	416
Write-down of obsolete inventory	873	768	780
Liability for employees' severance benefits, net	23	(42)	58
Discount of marketable securities	579	462	467
Share-based compensation expense	544	437	231
Deferred taxes	22	86	156
Capital (gain) loss		(6)	2
Changes in assets and liabilities:
Accounts receivable - trade	(3,741)	(1,780)	(1,573)
Accounts receivable - other	(537)	(717)	(184)
Accounts receivable - Related parties	(37)	(71)	(17)
Inventories	(4,495)	(3,801)	(4,243)
Trade accounts payable	3,828	250	1,467
Other accounts payable and accrued expenses	1,436	508	51
Accounts payable - Related parties	69	(25)	25
Net cash provided by operating activities	8,889	4,691	3,351
Cash flows from investing activities
Proceeds from (investments in) short term bank deposits, net	2,483	4,199	(1,956)
Purchases of property, plant and equipment	(798)	(486)	(466)
Proceeds from maturity of marketable securities	8,955	9,531	11,303
Purchases of marketable securities	(17,992)	(13,071)	(12,972)
Net cash provided by (used in) investing activities	(7,352)	173	(4,091)
Cash flows from financing activities
Exercise of options	277	164	259
Net cash provided by financing activities	277	164	259
Effect of exchange rate changes on cash balances held	9	(202)	(115)
Increase (decrease) in cash and cash equivalents	1,823	4,826	(596)
Cash and cash equivalents at beginning of year	11,483	6,657	7,253
Cash and cash equivalents at end of year	13,306	11,483	6,657
Supplementary cash flow information Non-cash transactions:
Investments in fixed assets	9	80
Supplementary cash flow information Cash paid during the year for:
Income taxes	$ 635	$ 623	$ 1,148

General	12 Months Ended
Dec. 31, 2012
General [Abstract]
General

Note 1 - General

Silicom Ltd. is an Israeli corporation engaged in designing, manufacturing, marketing and supporting server networking solutions for a broad range of servers and server based systems.

The Company's shares have been traded in the United States on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"), since February 1994 and in Israel on the Tel Aviv Stock Exchange ("TASE"), since December 2005. Since February 11, 2008, the Company's shares have been traded on the NASDAQ Global Market (prior thereto they were traded on the NASDAQ Capital Market).

Silicom markets its products directly, through (i) Original Equipment Manufacturers ("OEMs") which sell the Company's connectivity products under their own private labels or incorporate the Company's products into their products, (ii) a worldwide network of independent distributors and (iii) its US-based subsidiary.

In these financial statements the terms "Company" or Silicom refer to Silicom Ltd. and its wholly owned subsidiary, Silicom Connectivity Solutions, Inc., whereas the term "subsidiary" refers to Silicom Connectivity Solutions, Inc.

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
Note 2 - Summary of Significant Accounting Policies

The significant accounting policies, which are applied consistently throughout the periods presented, are as follows:

A.           Financial statements in US dollars

Substantially all sales of the Company are made outside of Israel (see Note 10A regarding geographical distribution), in US dollars ("dollars"). Most purchases of materials and components, and a significant part of the marketing costs are made or incurred, primarily in dollars. Therefore, the functional currency of the Company is the dollar.

Transactions and monetary balances in other currencies are translated into the functional currency using the current exchange rate.

All exchange gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in earnings when they arise.

B.           Basis of presentation

The accompanying consolidated financial statements have been prepared with accounting principles generally accepted in the United States of America and include the accounts of the Company and its wholly-owned subsidiary in the United States. All intercompany balances and transactions have been eliminated in consolidation.

C.           Estimates and assumptions

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of fixed assets; allowances for doubtful accounts, deferred tax assets, fixed assets, inventory, investments, share-based compensation, income tax uncertainties and other contingencies.

D.           Cash and cash equivalents

The Company considers highly liquid investments with original maturities of three months or less from the date of deposit to be cash equivalents.

E.           Short-term bank deposits

Short term bank deposits consist of bank deposits with original maturities of more than three months and up to twelve months.

As of December 31, 2012 the Company's short-term bank deposits consist of bank deposits in US dollars that bear fixed annual interest of 1.81% (2011 1.70%-1.90%). These short-term bank deposits are held with a major Israeli bank, and their use and withdrawal are not subject to any restrictions.

F.           Marketable securities

Investment securities at December 31, 2011 and 2012 consist of corporate debt and government debt.

The Company classifies its marketable securities as held-to-maturity as they are debt securities in which the Company has the intent and ability to hold to maturity. Held-to-maturity (HTM) debt securities are recorded at amortized cost adjusted for the amortization or accretion of premiums or discounts.

Premiums and discounts on debt securities are amortized or accreted over the life of the related held-to-maturity security as an adjustment to yield using the effective interest method. Such amortization and accretion is included in the "Financial income, net" line item in the consolidated statements of operations.

When other-than-temporary impairment has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss.

A decline in the market value of HTM security below cost that is deemed to be other than temporary results in an impairment to reduce the carrying amount to fair value. To determine whether an impairment is other than temporary, the Company considers all available information relevant to the collectibility of the security, including past events, current conditions, and reasonable and supportable forecasts when developing estimate of cash flows expected to be collected. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the impairment, changes in value subsequent to year end, forecasted performance of the investee, and the general market condition in the geographic area or industry the investee operates in.

If the Company intends to sell the security or it is more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment is recognized in earnings equal to the entire difference between the investment's amortized cost basis and its fair value at the balance sheet date. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment is separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total other-than-temporary impairment related to the credit loss is recognized in earnings.

G.           Trade accounts receivable, net

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the Consolidated Statements of Cash Flows. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and its customers' financial condition, the amount of receivables in dispute, and the current receivables aging and current payment patterns.

As of December 31, 2011 and 2012, the provision for doubtful accounts receivable amounted to US$ 20 thousand.

H.           Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the "average-cost" method.

The Company writes down obsolete or slow moving inventory to its market value, on a quarterly basis.

I.           Assets held for employees' severance benefits

Assets held for employees' severance benefits represent contributions to severance pay funds and cash surrender value of insurance policies. The assets are recorded at their current cash redemption value.

J.           Property, plant and equipment

Property, plant and equipment are stated at cost. Depreciation is calculated on the straight-line basis over the estimated useful life of the assets at the following annual rates:

%
Machinery and equipment	15- 33
Office furniture and equipment	6- 33
Leasehold improvements	10- 20

K.           Long lived assets

In accordance with Impairment or Disposal of Long-Lived Assets Subsections of FASB ASC Subtopic 360-10, Property, Plant, and Equipment - Overall long-lived assets, such as property, plant, and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or an asset group to be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value.

L.           Revenue recognition

Revenues from sales of products are recognized upon delivery provided that the collection of the resulting receivable is reasonably assured, there is persuasive evidence of an arrangement, no significant obligations in respect of installation remain and the price is fixed or determinable.

Sales taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and, therefore, are excluded from revenues in the consolidated statements of income.

M.           Research and development costs

Research and development costs are expensed as incurred.

N.           Royalty bearing participations

Royalty bearing participation from the Government of Israel for funding research and development activities are recognized at the time the Company is entitled to such grants based on the related cost incurred. See also Note 8A.

Royalty expenses are recognized pursuant to the sale of related products and are classified as cost of sales.

O.           Allowance for product warranty

The Company grants service warranties related to certain products to end-users. The Company estimates its obligation for such warranties to be immaterial on the basis of historical experience. Accordingly, these financial statements do not include an accrual for warranty obligations.

P.           Treasury shares

Treasury shares are recorded at cost and presented as a reduction of shareholders' equity.

Q.           Income taxes

Deferred taxes are accounted for under the asset and liability method based on the estimated future tax effects of temporary differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date.  The Company provides a valuation allowance to reduce deferred tax assets to the extent it believes it is more likely than not that such benefits will not be realized. Deferred tax assets and liabilities are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences where appropriate. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in interest expense and penalties in general and administrative expenses.

R.           Share-based compensation

The Company recognizes compensation expense based on estimated grant date fair value in accordance with ASC Topic 718, Compensation -Stock Compensation as follows:

When portions of an award vest in increments during the requisite service period (graded-vesting award), the Company's accounting policy is to recognize compensation cost for the award over the requisite service period for each separately vesting portion of the award.

S.           Income per ordinary share

Basic income per ordinary share is calculated by dividing the net income attributable to ordinary shares, by the weighted average number of ordinary shares outstanding.  Diluted income per ordinary share calculation is similar to basic income per ordinary share except that the weighted average of common shares outstanding is increased to include outstanding potential common shares during the period if dilutive. Potential common shares arise from stock options and the dilutive effect is reflected by the application of the treasury stock method.

The following table summarizes information related to the computation of basic and diluted income per ordinary share for the years indicated.

	Year ended December 31
	2010	2011	2012
Net income attributable to ordinary shares
(US$ thousands)	5,715	8,243	9,871

Weighted average number of ordinary shares outstanding
used in basic income per ordinary share calculation	6,820,721	6,896,215	6,933,576

Add assumed exercise of outstanding dilutive potential
ordinary shares	117,735	98,377	34,729

Weighted average number of ordinary shares outstanding
used in diluted income per ordinary share calculation	6,938,456	6,994,592	6,968,305

Basic income per ordinary shares (US$)	0.838	1.195	1.424

Diluted income per ordinary shares (US$)	0.824	1.178	1.417

Number of options and warrants excluded
from the diluted earnings per share calculation
because of anti-dilutive effect	137,500	135,000	135,000

T.           Comprehensive Income

For the year ended December 31, 2010, 2011 and 2012, comprehensive income is equals to net income.

U.           Fair Value Measurements

The Company's financial instruments include mainly cash and cash equivalents, accounts receivable, short term bank deposits, marketable securities and accounts payable. The carrying amounts of these financial instruments approximate their fair value. For marketable securities fair value see Note 4.

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS. The provisions of the ASU are effective for reporting periods beginning after December 15, 2011. The Company adopted the provision of the ASU in 2012. The adoption of the ASU 2011-04 did not have a material effect on the Company's consolidated financial statements.

V.           Recently Issued Accounting Standards

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). The new standard is effective for annual periods beginning January 1, 2013, and interim periods within the annual period. Retrospective application is required. The Company will implement the provisions of ASU 2011-11 as of January 1, 2013. The adoption of the ASU 2011-11 will not have a material effect on the Company's consolidated financial statements.

W.	Concentrations of risks

(1)	Credit risk

Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, short-term bank deposits, marketable securities, trade receivables and assets held for employees' severance benefits. Cash and cash equivalents balances of the Company, which are subject to credit risk, consist of cash accounts held with major financial institutions. Short-term bank deposits balances of the Company, which are subject to credit risk, consist of short-term bank deposits held with a major Israeli Bank. Marketable securities include held to maturity marketable securities issued by highly rated corporations or governmental securities. As of December 31, 2011 and 2012, the rating of the securities in the Company's portfolio was at least A-. Nonetheless, these investments are subject to general credit and counterparty risks (such as that the counterparty to a financial instrument fails to meet its contractual obligations). Any changes in fair value of the Company's investment securities due to credit risk do not affect the Company's profit or loss unless there is other-than-temporary impairment (OTTI).

Concentrations of credit risk with respect to trade receivables are limited due to the Company's diverse customer base and their wide geographical dispersion. The Company closely monitors extensions of credit and has never experienced significant credit losses.

(2)	Concentrations of trade accounts payable

Certain key components used in the Company's products are currently available from only one source and others are available from a limited number of sources. The Company believes it maintains sufficient inventory of these components to protect against delays in deliveries.

(3)	Dominant single product line

The Company depends to a great extent on one line of products for most of its revenues. The majority of the Company's current business is based on its Multi-Port Gigabit-Ethernet Server Adapter product line and the majority of its revenue is generated from that product line.

(4)	Dominant customers

The Company depends on a small amount of customers for its products. The Company's top two customers accounted for approximately 40% of its revenues in 2012. The Company expects that a small number of customers will continue to account for a significant portion of its revenues for the foreseeable future.

X.           Liabilities for loss contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2012
Cash And Cash Equivalents [Abstract]
Cash And Cash Equivalents
Note 3 - Cash and Cash Equivalents

	December 31
	2011	2012
	US$ thousands

Cash	6,461	13,248
Cash equivalents *	5,022	58
	11,483	13,306

*	Comprised mainly of deposits in banks as at December 31, 2011 and 2012 carrying a weighted average interest rate of 1.79% and 0.11%, respectively.

Marketable Securities	12 Months Ended
Dec. 31, 2012
Marketable Securities [Abstract]
Marketable Securities
Note 4 - Marketable Securities

The Company's investment in marketable securities as of December 31, 2011 and 2012 are classified as "held-to-maturity" and consist of the following:

		Gross	Gross
		unrealized	unrealized
	Aggregate	holding	holding	Aggregate
	cost basis**	gains	(losses)	fair value*
	US$ thousands
At December 31, 2011
Held to maturity:
Corporate debt securities and
government debt securities
Current	9,108	5	(100)	9,013
Non-Current	23,911	-	(452)	23,459

	33,019	5	(552)	32,472

At December 31, 2012
Held to maturity:
Corporate debt securities and
government debt securities
Current	12,702	23	(56)	12,669
Non-Current	28,775	193	(126)	28,842

	41,477	216	(182)	41,511

*         Fair value is being determined using quoted market prices in active markets (Level 1).
**	Including accrued interest in the amount of $325K and $425K as of December 31, 2011 and 2012 respectively.

The amortized cost, gross unrealized losses and fair value of the debt securities by major interest type were as follows:

	December 31, 2011
		Net unrealized
	Amortized cost	holding gains/(losses)	Fair value
	US$ thousands
Up to 2%	25,225	(415)	24,810
2.038% - 2.874%	7,794	(132)	7,662
	33,019	(547)	32,472

	December 31, 2012
		Net unrealized
	Amortized cost	holding gains/(losses)	Fair value
	US$ thousands
Up to 2%	33,145	(84)	33,061
2.038% - 2.951%	8,332	118	8,450
	41,477	34	41,511

Activity in Marketable securities in 2012

US$ thousands
Balance at January 1, 2012	33,019

Purchases of marketable securities	17,992
Discount of marketable securities	(579)
Proceeds from maturity of marketable securities	(8,955)
Balance at December 31, 2012	41,477

The following table summarizes the gross unrealized losses on investment securities for which other-than-temporary impairments have not been recognized and the fair value of those securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2012:

	Less than 12 months		12 months or more		Total
Held to maturity	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value

Corporate debt securities
and government debt
securities	(106)	6,803	(76)	10,701	(182)	17,504

The unrealized losses on the investments were caused by interest rate increases. The Company has the ability and intent to hold these investments until maturity and it is more likely than not that the Company will not be required to sell any of the securities before recovery; therefore these investments are not considered other than temporarily impaired.

Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories	Note 5 - Inventories

	December 31
	2011	2012
	US$ thousands
Raw materials and components	3,885	5,971
Products in process	5,246	6,908
Finished products	2,042	1,916
	11,173	14,795

Property, Plant And Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment, Net [Abstract]
Property, Plant And Equipment, Net
Note 6 - Property, Plant and Equipment, Net

	December 31
	2011	2012
	US$ thousands
Machinery and equipment	2,873	3,240
Office furniture and equipment	294	294
Leasehold improvements	336	441

Property, plant and equipment	3,503	3,975

Accumulated depreciation	(2,666)	(2,785)

Property, Plant and equipment, net	837	1,190

Depreciation expenses for the years ended December 31, 2010, 2011 and 2012 were US$ 416 thousand, US$ 379 thousand and US$ 454 thousand, respectively.

Assets Held And Liability For Employees' Severance Benefits	12 Months Ended
Dec. 31, 2012
Assets Held And Liability For Employees' Severance Benefits [Abstract]
Assets Held And Liability For Employees' Severance Benefits
Note 7 - Assets Held and Liability for Employees' Severance Benefits

A.	Under Israeli law and labor agreements, Silicom is required to make severance payments to retired or dismissed employees and to employees leaving employment in certain other circumstances.

In respect of the liability to the employees, individual insurance policies are purchased and deposits are made with recognized severance pay funds.

The liability for severance pay is calculated on the basis of the latest salary paid to each employee multiplied by the number of years of employment. The liability is covered by the amounts deposited including accumulated income thereon as well as by the unfunded provision.

B.
According to Section 14 to the Severance Pay Law ("Section 14") the payment of monthly deposits by a company into recognized severance and pension funds or insurance policies releases it from any additional severance obligation to the employees that have entered into agreements with the company pursuant to such Section 14. Commencing July 1, 2008, the Company has entered into agreements with a majority of its employees in order to implement Section 14. Therefore, as of that date, the payment of monthly deposits by the Company into recognized severance and pension funds or insurance policies releases it from any additional severance obligation to those employees that have entered into such agreements and therefore the Company incurs no additional liability since that date with respect to such employees. Amounts accumulated in the pension funds or insurance policies pursuant to Section 14 are not supervised or administrated by the Company and therefore neither such amounts nor the corresponding accrual are reflected in the balance sheet.

C.
Consequently, the assets held for employees' severance benefits reported on the balance sheet, in respect of deposits for those employees who have signed agreements pursuant to Section 14, represent the redemption value of deposits made through June 30, 2008. The liability for employee severance benefits, with respect to those employees, represents the liability of the Company for employees' severance benefits as of June 30, 2008.

As a result of the implementation of Section 14, as described above, the liability with respect to those employees is calculated on the basis of number of years of employment as of June 30, 2008, multiplied by the latest salary paid. The liability is covered by the amounts deposited, including accumulated income thereon, as well as by the unfunded provision. Such liability will be removed, either upon termination of employment or retirement.

D.	Expenses recorded with respect to employees' severance payments for the years ended December 31, 2010, 2011 and 2012 were US$ 372 thousand, US$ 304 thousand and US$ 382 thousand, respectively.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Commitments And Contingencies
Note 8 - Commitments and Contingencies

A.	Royalty commitments

The Company is obligated to pay royalties to the Government of Israel and the Korea Israel Industrial Research and Development Foundation on revenues from product sales related to research and development, which was undertaken with Government grants and other grants. Since January 1, 1997, royalty rates are between 2% to 5%. The royalty rates applicable for the Company's research and development projects are 2% - 3.5%, except for one project that took place in the period between July 1, 1997 - January 31, 2000, where the royalty rate is 4%.

Royalties are payable from the commencement of sales of each of these products until the cumulative amount of the royalties paid equals 100% of the dollar linked amounts of the grants received, without interest, for projects approved prior to December 31, 2000, and with LIBOR interest, for amounts received after that date.

The Company's total outstanding obligation in respect of royalty-bearing participations received or accrued, net of royalties paid or accrued before interest, amounted to approximately US$ 2,960 thousand as at December 31, 2012 (US$ 2,960 thousand as at December 31, 2011).

B.           Lease commitments

The premises and facilities occupied by the Company are leased under various operating lease agreements. Furthermore, the Company has entered into several operating lease agreements for motor vehicles in Israel.

The agreements are in New Israeli Shekel (NIS) or in NIS, linked to the Israeli Consumer Price Index.

The minimum future rental payments under the above leases at exchange rates in effect on December 31, 2012, are as follows:

US$ thousands
Year ended December 31
2013	645
2014	145
2015 and on	58

Of the amounts above, US$13 thousand in 2013, relate to related parties.

Rental expenses under the lease agreements for the years ended December 31, 2010, 2011 and 2012 were US$ 542 thousand, US$ 632 thousand and US$ 676 thousand, respectively.

C. Credit line

The Company has one line of credit provided to it by a bank (approximately US$ 161 thousand). The bank is allowed to cancel or change the line of credit with no early notice.

As at December 31, 2012, this credit line has not been used.

D. Outstanding Legal Proceeding

On March 2, 2012 Internet Machines LLC, a Texas limited liability company filed a patent infringement lawsuit in the United States District Court for the Eastern District of Texas (the "Court") against numerous defendants (including many switch manufacturers) with respect to certain patents for switches, and included the Company's US subsidiary amongst the list of defendants named in such lawsuit. The lawsuit claims that the defendants have infringed certain patents purported to be owned by Internet Machines LLC and seeks unspecified compensation for damages as well as injunctive relief. The defendants filed answers and counterclaims to the complaint asserting that they do not infringe any claims of the asserted patents and the claims of the patents are invalid and/or unenforceable. On September 4, 2012, the Court granted the defendants' motion to stay the pending litigation. While one of the Company's switch suppliers (which is also named as a defendant in the aforesaid lawsuit) has agreed to indemnify the Company with respect to certain liabilities, there is no certainty that the Company will ultimately be able to collect all or any amounts under such indemnity should the Company be found liable under the lawsuit. The Company is unable at this time to assess the likelihood of an unfavorable outcome or range of potential loss.

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 9 - Shareholders' Equity

Stock options to employees and directors

A.
On July 21, 2004, the Board resolved, subject to shareholders' approval that was given on December 30, 2004, to adopt the Share Option Plan (2004) (the "2004 Plan"). Option grants to employees under the 2004 Plan, including terms of vesting and the exercise price, are subject to the Board of Directors' approval. Option grants to directors and certain other officers are generally subject to the approvals of the Compensation Committee as well as Board of Directors, and grants to directors or a CEO will also generally have to be approved by the Shareholders. The term of the options shall not exceed 10 years from the date that the option was granted.

The 2004 plan initially covered up to 282,750 options and subsequent to an amendment by the board in 2007 it covered up to 582,750 options.   In August 2012, the Board of Directors increased the number of the ordinary shares available for issuance under the 2004 plan by an additional 500,000. All options are at a conversion rate of 1:1.

B.	No options have been granted by the Company other than to employees and directors, as mentioned above.

C.
Options granted to Israeli residents may be granted under Section 102 of the Israeli Income Tax Ordinance pursuant to which the awards of options, or the ordinary shares issued upon their exercise, must be deposited with a trustee for at least two years following the date of grant. Under Section 102, any tax payable by an employee from the grant or exercise of the awards is deferred until the transfer of the awards or ordinary shares by the trustee to the employee or upon the sale of the awards or ordinary shares.

Gains on awards granted under the plan are subjected to capital gains tax of 25% to be paid by the employee, and the Company is not entitled to a tax deduction.

D.	On October 15, 2008, the Company granted, in the aggregate, 200,000 options to certain of its directors and employees under the 2004 Plan. In relation to this grant:

1.
The exercise price for the options (per ordinary share) was US$ 3.82 and the option expiration date was the earlier to occur of: (a) October 15, 2016; and (b) the closing price of the shares falling below US$ 1.91 at any time after the date of grant. 50% of the options vest and become exercisable on the second anniversary of the date of grant and the additional 50% of the options vest and become exercisable on the third anniversary of the date of the grant.

2.	The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Monte Carlo option-pricing model with the following assumptions:

Average Risk-free interest rate (a)	3.73%
Expected dividend yield	0.0%
Average expected volatility (b)	112.42%
Termination rate	11%
Suboptimal rate (c)	3.45

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company's ordinary shares on the NASDAQ National Market.
(c)
Suboptimal rate represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal rate of the Company and similar companies.

3.	No expenses were incurred during the year ended December 31, 2012 in relation to this grant. As at December 31, 2012, all expenses related to this grant were recognized.

E.	On December 21, 2010, the Company granted, in the aggregate, 137,500 options to certain of its directors and employees under the 2004 Plan. In relation to this grant:

1.
The exercise price for the options (per ordinary share) was US$ 18.82 and the Option expiration date was the earlier to occur of: (a) December 21, 2018; and (b) the closing price of the shares falling below US$ 9.41 at any time after the date of grant. 50% of the options vest and become exercisable on the second anniversary of the date of grant and the additional 50% of the options vest and become exercisable on the third anniversary of the date of the grant.

2.	The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Binomial option-pricing model with the following assumptions:

Average Risk-free interest rate (a)	3.00%
Expected dividend yield	0.0%
Average expected volatility (b)	82.64%
Termination rate	9%
Suboptimal rate (c)	3.45

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company's ordinary shares on the NASDAQ National Market.
(c)
Suboptimal rate represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal rate of the Company and similar companies.

3.
Compensation expenses incurred during the year ended December 31, 2012 in relation to this grant were approximately US$ 389 thousand. As at December 31, 2012, there was approximately US$ 149 thousand of unrecognized compensation costs related to this grant to be recognized over a weighted average period of 0.98 years.

F.	On September 13, 2012, the Company granted, in the aggregate, 240,000 options to certain of its directors and employees under the 2004 Plan. In relation to this grant:

1.
The exercise price for the options (per ordinary share) was US$ 15.28 and the Option expiration date was the earlier to occur of: (a) September 13, 2020; and (b) the closing price of the shares falling below US$ 7.64 at any time after the date of grant. 50% of the options vest and become exercisable on the second anniversary of the date of grant and the additional 50% of the options vest and become exercisable on the third anniversary of the date of the grant.

2.	The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Binomial option-pricing model with the following assumptions:

Average Risk-free interest rate (a)	1.33%
Expected dividend yield	0.0%
Average expected volatility (b)	64.71%
Termination rate	9%
Suboptimal rate (c)	3.2

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company's ordinary shares on the NASDAQ National Market.
(c)
Suboptimal rate represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal rate of the Company and similar companies.

3.
Compensation expenses incurred during the year ended December 31, 2012 in relation to this grant were approximately US$ 155 thousand. As at December 31, 2012, there was approximately US$ 1,084 thousand of unrecognized compensation costs related to this grant to be recognized over a weighted average period of 2.21 years.

G.	The following table summarizes information regarding stock options as at December 31, 2012:

	Options outstanding		Options exercisable
		Weighted		Weighted
		average remaining		average remaining
Exercise price	Number	contractual life	Number	contractual life
US$	of options	(in years)	of options	(in years)
3.82	40,087	3.79	40,087	3.79
18.82	135,000	5.97	67,500	5.97
15.28	238,000	7.70	-	-

	413,087		107,587

The aggregate intrinsic value of options outstanding as of December 31, 2011 and 2012 is US$ 1,718 thousand and US$ 1,199 thousand, respectively.

The aggregate intrinsic value of options exercisable as of December 31, 2011 and 2012 is US$ 1,718 thousand and US$ 566 thousand, respectively.

The total intrinsic value of options exercised during the year ended December 31, 2011 and 2012, is US$ 609 thousand and US$ 1,191 thousand, respectively.

The intrinsic value of the options at the date of grant is zero.

H.           The stock option activity under the abovementioned plans is as follows:

			Weighted
		Weighted	average
	Number	average	grant date
	of options	exercise price	fair value
		US$	US$

Balance at January 1, 2010	240,700

Granted	137,500	18.82	8.69
Exercised	(70,375)	3.68	1.81
Forfeited	(2,000)	3.82	1.81
Balance at December 31, 2010	305,825

Exercised	(45,400)	3.62	1.75
Forfeited	(3,000)	16.32	7.54

Balance at December 31, 2011	257,425

Granted	240,000	15.28	6.54
Exercised	(82,338)	3.35	1.81
Forfeited	(2,000)	15.28	6.54

Balance at December 31, 2012	413,087
Exercisable at December 31, 2012	107,587

I.	During 2010, 2011 and 2012, the Company recorded share-based compensation expenses. The following summarizes the allocation of the stock-based compensation expenses:

	Year ended December 31
	2010	2011	2012
	US$ thousands	US$ thousands	US$ thousands
Cost of sales	33	24	46
Research and development costs	71	96	130
Selling and marketing expenses	65	134	159
General and administrative expenses	62	183	209

	231	437	544

Sales	12 Months Ended
Dec. 31, 2012
Sales [Abstract]
Sales
Note 10 - Sales

A.           Information on sales by geographic distribution:

The Company has one operating segment.

Sales are attributed to geographic distribution based on the location of the customer.

	Year ended December 31
	2010	2011	2012
	US$ thousands
North America	22,071	29,627	33,606
Europe	4,174	5,174	7,277
Rest of the world	4,154	4,832	7,846

	30,399	39,633	48,729

All property, plant and equipment are located in Israel.

B.           Sales to single customers exceeding 10% of sales (US$ thousands):

	Year ended December 31
	2010	2011	2012
	US$ thousands
Customer "A"	3,440	4,882	10,809
Customer "B"	4,160	4,195	8,714
Customer "C"	3,214	*	*

*	Less than 10% of sales.

Financial Income (Expenses), Net	12 Months Ended
Dec. 31, 2012
Financial Income (Expenses), Net [Abstract]
Financial Income (Expenses), Net
Note 11 - Financial Income (Expenses), Net

	Year ended December 31
	2010	2011	2012
	US$ thousands
Interest income	1,277	1,292	1,360
Interest expenses	(416)	(499)	(561)
Exchange rate differences, net	(130)	(231)	96
Bank charges	(114)	(123)	(143)

	617	439	752

Taxes On Income	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Taxes On Income
Note 12 - Taxes on Income

A.
Measurement of results for tax purposes under the Israeli Income Tax Regulations (Rules for Maintaining Accounting Records of Foreign Invested Companies and Certain Partnerships and Determining Their Taxable Income) - 1986

As a "foreign invested company" (as defined in the Israeli Law for the Encouragement of Capital Investments-1959), the Company's management has elected to apply Income Tax Regulations (Rules for Maintaining Accounting Records of Foreign Invested Companies and Certain Partnerships and Determining Their Taxable Income) - 1986 from January 1, 2002. Accordingly, its taxable income or loss is calculated in US Dollars.

B.	Israel tax reform

On July 14, 2009, the Israeli parliament passed the Economic Efficiency Law (Legislation Amendments for Implementation of the 2009 and 2010 Economic Plan) - 2009, which provided, inter alia, a gradual reduction in the corporate tax rate to 18% as from the 2016 tax year. According to the aforementioned amendments, the corporate tax rate for the year 2010 - 25% and for the year 2011-24%.

On December 5, 2011 the Israeli parliament approved the Law to Change the Tax Burden (Legislative Amendments) - 2011. According to the law the tax reduction that was provided in the Economic Efficiency Law, as aforementioned, will be cancelled and the company tax rate will be 25% as from 2012.

Current taxes for the periods reported in these financial statements are calculated according to the tax rates specified in the Economic Efficiency Law.

C.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (hereinafter - the "Law")

1.             Rates

a.
The Company has elected to be taxed under the alternative benefits method, whereby the Company waives grants in return for tax exemptions. For the manufacturing plant in Yokneam the Company is entitled to an exemption from tax on its taxable income for a period of ten years beginning from the year of election; For the research and development center the Company is entitled to an exemption from tax on its taxable income for two years beginning from the year of election, and not more than 25%, on its taxable income in the next eight years.

b.
In the event of distribution by the Company of cash dividends out of its retained earnings that were tax exempt due to the "Approved Enterprise" status, the Company would be subject to a 25% corporate tax on the amount distributed, and a further 15% withholding tax would be deducted from the amounts distributed to the shareholders.

c.
Should the Company derive income from sources other than the "Approved Enterprise" during the relevant period of benefits, such income will be taxable at the regular corporate tax rates for the applicable year.

2.	Accelerated depreciation

The Company is entitled to claim accelerated depreciation for a period of five years in respect of property, plant and equipment of an "Approved Enterprise". The Company has not utilized this benefit to date.

3.	Conditions for entitlement to the tax benefits

Entitlement to the tax benefits of the Company's "Approved Enterprise" is dependent upon the Company fulfilling the conditions stipulated by the Law and the regulations published thereunder, as well as the criteria set forth in the approval for the specific investment in the Company's "Approved Enterprise".

In the event of failure to comply with these conditions, the tax benefits may be canceled, and the Company may be required to refund the amount of the cancelled benefits, with the addition of linkage differences and interest. As of the date of these financial statements, the Company meets the compliance with these conditions.

4.            Amendments to the Law

On March 30, 2005, the Israeli Parliament approved a reform of the above Law. The primary changes are as follows:

(a)
Companies that meet the criteria of the Benefited Enterprise (Formerly known as Alternative Path of Approved Enterprise) benefits will receive those benefits without prior approval. In addition, there will be no requirement to file reports with the Investment Center. Companies will be required to notify the Israeli Tax Authorities regarding the implementation of the Benefited Enterprise. Audits will take place via the Israeli Income Tax Authorities as part of the tax audits. Request for pre-ruling is possible.

(b)
Tax benefits of the Benefited Enterprise comparing to regular corporate tax regulations, include lower tax rates or no tax depending on the area and the path chosen, lower tax rates on dividend income and accelerated tax depreciation. The tax benefits do not differ from those prior the amendment.

(c)
In order to receive the tax benefits in the Grant Path or the Benefited Enterprise, the "Industrial Company" must contribute to the economic independence of Israel's economy in one of the following ways:

1.	Its primary activity is in the Biotechnology or Nanotechnology fields and pre-approval is received from the head of research and development at the Office of the Chief Scientist;

2.	Its revenue from a specific country is not greater than 75% of its total revenues that year;

3.	25% or more of its revenues are derived from a specific foreign market of at least 12 million residents.

(d)	Upon the establishment of a "Benefited Enterprise", an investment of at least NIS 300 thousand in production machinery and equipment within three years is required.

(e)
For an expansion, a company is required to invest within three years the higher of NIS 300 thousand in production machinery and equipment or a certain percentage of its existing production machinery and equipment.

The amendments to the Law do not retroactively apply for investment programs having an "Approved Enterprise" approval certificate from the Investment Center issued up to December 31, 2004. Therefore, the amendments do not impact an existing "Approved Enterprise" that received prior written approval. The new tax regime shall apply for a new "Approved Enterprise" and for an "Approved Enterprise" expansion for which the elected year is 2004 onwards.

In respect to the abovementioned amendments to the Law, the Company selected the tax years 2004, 2006, 2009 and 2012 as the years of election. The Israeli Tax Authorities, in a pre-ruling issued to the Company, have established a formula for the allocation of the Company's taxable income that will be subject to the relevant different tax rates as permitted under the amendments to the Law.

On December 29, 2010 the Knesset approved the Economic Policy Law for 2011-2012, which includes an amendment to the Law for the Encouragement of Capital Investments – 1959 (hereinafter – "the Amendment to the Law"). The Amendment to the Law was published in the Official Gazette on January 6, 2011. The Amendment to the Law is effective from January 1, 2011 and its provisions will apply to preferred income derived or accrued in 2011 and thereafter by a preferred company, per the definition of these terms in the Amendment to the Law.

Companies can choose to not be included in the scope of the Amendment to the Law and to stay in the scope of the law before its amendment until the end of the benefits period. The 2012 tax year is the last year companies can choose as the year of election, providing that the minimum qualifying investment began in 2010.

The Amendment provides that only companies in Development Area A will be entitled to the grants track and that they will be entitled to receive benefits under this track and under the tax benefits track at the same time. In addition, the existing tax benefit tracks were eliminated (the tax exempt track, the "Ireland track" and the "Strategic" track) and two new tax tracks were introduced in their place, a preferred enterprise and a special preferred enterprise, which mainly provide a uniform and reduced tax rate for all the company's income entitled to benefits, such as: for a preferred enterprise – in the 2011-2012 tax years – a tax rate of 10% for Development Area A and of 15% for the rest of the country, in the 2013-2014 tax years – a tax rate of 7% for Development Area A and of 12.5% for the rest of the country, and as from the 2015 tax year – 6% for Development Area A and 12% for the rest of the country. Furthermore, an enterprise that meets the definition of a special preferred enterprise is entitled to benefits for a period of 10 consecutive years and a reduced tax rate of 5% if it is located in Development Area A or of 8% if it is located in a different area.

The Amendment to the Law also provides that no tax will apply to a dividend distributed out of preferred income to a shareholder that is a company, for both the distributing company and the shareholder. A tax rate of 15% shall continue to apply to a dividend distributed out of preferred income to an individual shareholder or foreign resident, subject to double taxation prevention treaties, which means that there is no change from the existing law.

Furthermore, the Amendment to the Law provides relief (hereinafter – "the relief") with respect to tax paid on a dividend received by an Israeli company from profits of an approved/alternative/beneficiary enterprise that accrued in the benefits period according to the version of the law before its amendment, if the company distributing the dividend notifies the tax authorities by June 30, 2015 that it is applying the provisions of the Amendment to the Law and the dividend is distributed after the date of the notice.

The Company meets the conditions provided in the amendment to the Law for the Encouragement of Capital Investments for inclusion in the scope of the tax benefits track. The amendment to the Law will not have a material impact on the Company's consolidated financial statements as of December 31, 2012.

On November 5, 2012 the Knesset passed Amendment No. 69 and Temporary Order to the Law for the Encouragement of Capital Investments – 1959 (hereinafter: "the temporary order"), which offers a reduced tax rate arrangement to companies that received an exemption from corporate tax under the aforesaid law. The temporary order provides that companies that choose to apply the temporary order (effective for one year), will be entitled to a reduced tax rate on the "release" of exempt profits (hereinafter: "the beneficiary corporate tax rate"). The release of exempt profits will make it possible to distribute them without additional tax at the company level and will also make it possible to use the profits without the restrictions that applied to the use of the exempt profits.
The beneficiary corporate tax rate will be determined according to the rate of exempt profits the company chooses to release from its entire exempt profits, and will be between 40% and 70% of the corporate tax rate that would have applied to the revenue in the year it was produced if it had not been exempt, but in any event no less than 6%.

Furthermore, a company that chooses to pay a beneficiary corporate tax rate will have to invest in an industrial enterprise up to 50% of the tax saving it obtained, within a period of 5 years beginning from the year of notice. Failure to comply with this condition will require the company to pay additional corporate tax.

The Company is still examining whether to apply the temporary order and as at the date of approval of the financial statements it has not yet decided on the matter.

D.           Tax benefits under the Israeli Law for Encouragement of Industry (Taxes), 1969

The Company considers that it currently qualifies as an "Industrial Company" under the above Law. As such, it is entitled to certain tax benefits, mainly the right to deduct share issuance costs over three years for tax purposes in the event of a public offering.

E.           Taxation of the subsidiary

The subsidiary files tax returns to US Federal tax authorities and to state tax authorities in the states of New Jersey and California.

F.           Tax assessments

For the Israeli jurisdiction the Company has final tax assessments for all years up to and including the tax year ended December 31, 2008.  For the US Federal jurisdictions, the subsidiary has final tax assessments for all years up to and including the tax year ended December 31, 2008. For the New-Jersey state jurisdiction, the subsidiary has final tax assessments for all years up to and including the tax year ended December 31, 2007. For the California state jurisdiction, the subsidiary has open tax assessments for 2011 and 2012.

G.	Income before income taxes and income taxes expense (benefit) included in the consolidated statements of operations

	Year ended December 31
	2010	2011	2012
	US$ thousands
Income before income taxes:
Israel	6,507	8,899	10,086
Foreign jurisdiction	9	11	695
	6,516	8,910	10,781

Current taxes:
Israel	657	619	784
Foreign jurisdiction	-	-	116
	657	619	900

Tax benefits relating to prior years:
Israel	(12)	(38)	(12)

Deferred taxes:
Israel	148	73	(3)
Foreign jurisdiction	8	13	25
	156	86	22

Income tax expense	801	667	910

H.           Deferred income taxes

1.	A portion of the Company's income is tax exempt due to the "Benefited enterprise" status granted to its production facilities, as described above.

2.	The tax effects of significant items comprising the Company's deferred tax assets are as follows:

	December 31	December 31
	2011	2012
	US$ thousands	US$ thousands
Deferred tax assets:
Accrued employee benefits	148	147
Research and development costs	3	8
Tax loss carryforwards	87	-
Fixed assets	6	5
Other	2	1

Total gross deferred tax assets	246	161
Less: valuation allowance	(63)	-

Net deferred tax assets	183	161
In Israel	158	161
Foreign jurisdictions	25	-
Net deferred tax assets	183	161
Current	48	47
Non-current	135	114
Total	183	161

The net change in valuation allowance for the years ended December 31, 2010, 2011 and 2012 was a decrease of US$ 17 thousand and an increase of US$ 12 thousand and a decrease of US$ 63 thousand, respectively.

In 2010 and in 2011, all of the valuation allowance referred to loss carry-forward related to Silicom Connectivity Solutions, Inc.

In 2012 Silicom Connectivity Solutions, Inc has used all of its loss carry-forward and therefore all related deferred tax assets and valuation allowance were derecognized.
I.           Reconciliation of the statutory tax expense to actual tax expense

	Year ended December 31
	2010	2011	2012
	US$ thousands
Income before income taxes	6,516	8,910	10,781

Statutory tax rate in Israel	25%	24%	25%

Computed expected tax	1,629	2,138	2,695

Increase (decrease) in taxes resulting from:
Non-deductible operating expenses	25	123	159
Prior year adjustments	(12)	(38)	(12)
Change in valuation allowance	(17)	12	(63)
Tax effect due to "Approved Enterprise" status	(832)	(1,640)	(2,063)
Taxes related to foreign jurisdictions	-	-	30
Changes in tax rate and other	8	72	164

Income tax expense	801	667	910

J.           Accounting for uncertainty in income taxes

ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements. This standard prescribes a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. ASC 740-10 requires significant judgment in determining what constitute an individual tax position as well as assessing the outcome of each tax position.

During 2010, 2011 and 2012 the Company and its subsidiary did not have any unrecognized tax benefits and thus, no related interest and penalties were accrued.

In addition, the Company and its subsidiary do not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.

Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments

Note 13 - Fair Value of Financial Instruments

The Company's financial instruments consist of cash and cash equivalents, short-term deposits, marketable securities, trade and other receivables and trade accounts payable. The carrying amounts of these financial instruments, except for marketable securities, approximate fair value because of the short maturity of these investments. Assets held for severance benefits are recorded at their current cash redemption value.

The fair value of marketable securities is presented in Note 4 to these consolidated financial statements.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Note 14 - Subsequent Events

On January 14, 2013, Silicom's Board of Directors has adopted a policy for distributing dividends, subject to all applicable laws. According to this policy, each year the Company will distribute a dividend of up to 50% of its annual distributable profits.

On March 18, 2013 Silicom's Board of Directors declared a dividend of US $0.55 per share payable on April 17, 2013 to shareholders of record as of April 4, 2013, and in the aggregate amount of approximately US $3.9 million for 2012.

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Financial Statements In US Dollars
A.           Financial statements in US dollars

Substantially all sales of the Company are made outside of Israel (see Note 10A regarding geographical distribution), in US dollars ("dollars"). Most purchases of materials and components, and a significant part of the marketing costs are made or incurred, primarily in dollars. Therefore, the functional currency of the Company is the dollar.

Transactions and monetary balances in other currencies are translated into the functional currency using the current exchange rate.

All exchange gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in earnings when they arise.

Basis Of Presentation
B.           Basis of presentation

The accompanying consolidated financial statements have been prepared with accounting principles generally accepted in the United States of America and include the accounts of the Company and its wholly-owned subsidiary in the United States. All intercompany balances and transactions have been eliminated in consolidation.

Estimates And Assumptions
C.           Estimates and assumptions

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of fixed assets; allowances for doubtful accounts, deferred tax assets, fixed assets, inventory, investments, share-based compensation, income tax uncertainties and other contingencies.

Cash And Cash Equivalents	D. Cash and cash equivalents The Company considers highly liquid investments with original maturities of three months or less from the date of deposit to be cash equivalents.
Short-Term Bank Deposits
E.           Short-term bank deposits

Short term bank deposits consist of bank deposits with original maturities of more than three months and up to twelve months.

As of December 31, 2012 the Company's short-term bank deposits consist of bank deposits in US dollars that bear fixed annual interest of 1.81% (2011 1.70%-1.90%). These short-term bank deposits are held with a major Israeli bank, and their use and withdrawal are not subject to any restrictions.

Marketable Securities
F.           Marketable securities

Investment securities at December 31, 2011 and 2012 consist of corporate debt and government debt.

The Company classifies its marketable securities as held-to-maturity as they are debt securities in which the Company has the intent and ability to hold to maturity. Held-to-maturity (HTM) debt securities are recorded at amortized cost adjusted for the amortization or accretion of premiums or discounts.

Premiums and discounts on debt securities are amortized or accreted over the life of the related held-to-maturity security as an adjustment to yield using the effective interest method. Such amortization and accretion is included in the "Financial income, net" line item in the consolidated statements of operations.

When other-than-temporary impairment has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss.

A decline in the market value of HTM security below cost that is deemed to be other than temporary results in an impairment to reduce the carrying amount to fair value. To determine whether an impairment is other than temporary, the Company considers all available information relevant to the collectibility of the security, including past events, current conditions, and reasonable and supportable forecasts when developing estimate of cash flows expected to be collected. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the impairment, changes in value subsequent to year end, forecasted performance of the investee, and the general market condition in the geographic area or industry the investee operates in.

If the Company intends to sell the security or it is more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment is recognized in earnings equal to the entire difference between the investment's amortized cost basis and its fair value at the balance sheet date. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment is separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total other-than-temporary impairment related to the credit loss is recognized in earnings.

Trade Accounts Receivable, Net
G.           Trade accounts receivable, net

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the Consolidated Statements of Cash Flows. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and its customers' financial condition, the amount of receivables in dispute, and the current receivables aging and current payment patterns.

As of December 31, 2011 and 2012, the provision for doubtful accounts receivable amounted to US$ 20 thousand.

Inventories
H.           Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the "average-cost" method.

The Company writes down obsolete or slow moving inventory to its market value, on a quarterly basis.

Assets Held For Employees' Severance Benefits
I.           Assets held for employees' severance benefits

Assets held for employees' severance benefits represent contributions to severance pay funds and cash surrender value of insurance policies. The assets are recorded at their current cash redemption value.

Property, Plant And Equipment
J.           Property, plant and equipment

Property, plant and equipment are stated at cost. Depreciation is calculated on the straight-line basis over the estimated useful life of the assets at the following annual rates:

%
Machinery and equipment	15- 33
Office furniture and equipment	6- 33
Leasehold improvements	10- 20

Long Lived Assets
K.           Long lived assets

In accordance with Impairment or Disposal of Long-Lived Assets Subsections of FASB ASC Subtopic 360-10, Property, Plant, and Equipment - Overall long-lived assets, such as property, plant, and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or an asset group to be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value.

Revenue Recognition
L.           Revenue recognition

Revenues from sales of products are recognized upon delivery provided that the collection of the resulting receivable is reasonably assured, there is persuasive evidence of an arrangement, no significant obligations in respect of installation remain and the price is fixed or determinable.

Sales taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and, therefore, are excluded from revenues in the consolidated statements of income.

Research And Development Costs	M. Research and development costs Research and development costs are expensed as incurred.
Royalty Bearing Participations
N.           Royalty bearing participations

Royalty bearing participation from the Government of Israel for funding research and development activities are recognized at the time the Company is entitled to such grants based on the related cost incurred. See also Note 8A.

Royalty expenses are recognized pursuant to the sale of related products and are classified as cost of sales.

Allowance For Product Warranty
O.           Allowance for product warranty

The Company grants service warranties related to certain products to end-users. The Company estimates its obligation for such warranties to be immaterial on the basis of historical experience. Accordingly, these financial statements do not include an accrual for warranty obligations.

Treasury Shares	P. Treasury shares Treasury shares are recorded at cost and presented as a reduction of shareholders' equity.
Income Taxes
Q.           Income taxes

Deferred taxes are accounted for under the asset and liability method based on the estimated future tax effects of temporary differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date.  The Company provides a valuation allowance to reduce deferred tax assets to the extent it believes it is more likely than not that such benefits will not be realized. Deferred tax assets and liabilities are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences where appropriate. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in interest expense and penalties in general and administrative expenses.

Share-Based Compensation
R.           Share-based compensation

The Company recognizes compensation expense based on estimated grant date fair value in accordance with ASC Topic 718, Compensation -Stock Compensation as follows:

When portions of an award vest in increments during the requisite service period (graded-vesting award), the Company's accounting policy is to recognize compensation cost for the award over the requisite service period for each separately vesting portion of the award.

Income Per Ordinary Share
S.           Income per ordinary share

Basic income per ordinary share is calculated by dividing the net income attributable to ordinary shares, by the weighted average number of ordinary shares outstanding.  Diluted income per ordinary share calculation is similar to basic income per ordinary share except that the weighted average of common shares outstanding is increased to include outstanding potential common shares during the period if dilutive. Potential common shares arise from stock options and the dilutive effect is reflected by the application of the treasury stock method.

The following table summarizes information related to the computation of basic and diluted income per ordinary share for the years indicated.

	Year ended December 31
	2010	2011	2012
Net income attributable to ordinary shares
(US$ thousands)	5,715	8,243	9,871

Weighted average number of ordinary shares outstanding
used in basic income per ordinary share calculation	6,820,721	6,896,215	6,933,576

Add assumed exercise of outstanding dilutive potential
ordinary shares	117,735	98,377	34,729

Weighted average number of ordinary shares outstanding
used in diluted income per ordinary share calculation	6,938,456	6,994,592	6,968,305

Basic income per ordinary shares (US$)	0.838	1.195	1.424

Diluted income per ordinary shares (US$)	0.824	1.178	1.417

Number of options and warrants excluded
from the diluted earnings per share calculation
because of anti-dilutive effect	137,500	135,000	135,000

Comprehensive Income	T. Comprehensive Income For the year ended December 31, 2010, 2011 and 2012, comprehensive income is equals to net income.
Fair Value Measurements
U.           Fair Value Measurements

The Company's financial instruments include mainly cash and cash equivalents, accounts receivable, short term bank deposits, marketable securities and accounts payable. The carrying amounts of these financial instruments approximate their fair value. For marketable securities fair value see Note 4.

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS. The provisions of the ASU are effective for reporting periods beginning after December 15, 2011. The Company adopted the provision of the ASU in 2012. The adoption of the ASU 2011-04 did not have a material effect on the Company's consolidated financial statements.

Recently Issued Accounting Standards
V.           Recently Issued Accounting Standards

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). The new standard is effective for annual periods beginning January 1, 2013, and interim periods within the annual period. Retrospective application is required. The Company will implement the provisions of ASU 2011-11 as of January 1, 2013. The adoption of the ASU 2011-11 will not have a material effect on the Company's consolidated financial statements.

Concentration Of Risks
W.	Concentrations of risks

(1)	Credit risk

Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, short-term bank deposits, marketable securities, trade receivables and assets held for employees' severance benefits. Cash and cash equivalents balances of the Company, which are subject to credit risk, consist of cash accounts held with major financial institutions. Short-term bank deposits balances of the Company, which are subject to credit risk, consist of short-term bank deposits held with a major Israeli Bank. Marketable securities include held to maturity marketable securities issued by highly rated corporations or governmental securities. As of December 31, 2011 and 2012, the rating of the securities in the Company's portfolio was at least A-. Nonetheless, these investments are subject to general credit and counterparty risks (such as that the counterparty to a financial instrument fails to meet its contractual obligations). Any changes in fair value of the Company's investment securities due to credit risk do not affect the Company's profit or loss unless there is other-than-temporary impairment (OTTI).

Concentrations of credit risk with respect to trade receivables are limited due to the Company's diverse customer base and their wide geographical dispersion. The Company closely monitors extensions of credit and has never experienced significant credit losses.

(2)	Concentrations of trade accounts payable

Certain key components used in the Company's products are currently available from only one source and others are available from a limited number of sources. The Company believes it maintains sufficient inventory of these components to protect against delays in deliveries.

(3)	Dominant single product line

The Company depends to a great extent on one line of products for most of its revenues. The majority of the Company's current business is based on its Multi-Port Gigabit-Ethernet Server Adapter product line and the majority of its revenue is generated from that product line.

(4)	Dominant customers

The Company depends on a small amount of customers for its products. The Company's top two customers accounted for approximately 40% of its revenues in 2012. The Company expects that a small number of customers will continue to account for a significant portion of its revenues for the foreseeable future.

Liabilities For Loss Contingenices
X.           Liabilities for loss contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Depreciation Of Property, Plant And Equipment

%
Machinery and equipment	15- 33
Office furniture and equipment	6- 33
Leasehold improvements	10- 20

Computation Of Basic And Diluted Income Per Ordinary Share

	Year ended December 31
	2010	2011	2012
Net income attributable to ordinary shares
(US$ thousands)	5,715	8,243	9,871

Weighted average number of ordinary shares outstanding
used in basic income per ordinary share calculation	6,820,721	6,896,215	6,933,576

Add assumed exercise of outstanding dilutive potential
ordinary shares	117,735	98,377	34,729

Weighted average number of ordinary shares outstanding
used in diluted income per ordinary share calculation	6,938,456	6,994,592	6,968,305

Basic income per ordinary shares (US$)	0.838	1.195	1.424

Diluted income per ordinary shares (US$)	0.824	1.178	1.417

Number of options and warrants excluded
from the diluted earnings per share calculation
because of anti-dilutive effect	137,500	135,000	135,000

Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Cash And Cash Equivalents [Abstract]
Cash And Cash Equivalents

	December 31
	2011	2012
	US$ thousands

Cash	6,461	13,248
Cash equivalents *	5,022	58
	11,483	13,306

*	Comprised mainly of deposits in banks as at December 31, 2011 and 2012 carrying a weighted average interest rate of 1.79% and 0.11%, respectively.

Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2012
Marketable Securities [Abstract]
Held-To-Maturity Securities

		Gross	Gross
		unrealized	unrealized
	Aggregate	holding	holding	Aggregate
	cost basis**	gains	(losses)	fair value*
	US$ thousands
At December 31, 2011
Held to maturity:
Corporate debt securities and
government debt securities
Current	9,108	5	(100)	9,013
Non-Current	23,911	-	(452)	23,459

	33,019	5	(552)	32,472

At December 31, 2012
Held to maturity:
Corporate debt securities and
government debt securities
Current	12,702	23	(56)	12,669
Non-Current	28,775	193	(126)	28,842

	41,477	216	(182)	41,511

*         Fair value is being determined using quoted market prices in active markets (Level 1).
**	Including accrued interest in the amount of $325K and $425K as of December 31, 2011 and 2012 respectively.

Schedule Of Debt Securities By Major Interest Type

	December 31, 2011
		Net unrealized
	Amortized cost	holding gains/(losses)	Fair value
	US$ thousands
Up to 2%	25,225	(415)	24,810
2.038% - 2.874%	7,794	(132)	7,662
	33,019	(547)	32,472

	December 31, 2012
		Net unrealized
	Amortized cost	holding gains/(losses)	Fair value
	US$ thousands
Up to 2%	33,145	(84)	33,061
2.038% - 2.951%	8,332	118	8,450
	41,477	34	41,511

Schedule Of Reconciliation Of Marketable Securities [Table Text Block]

US$ thousands
Balance at January 1, 2012	33,019

Purchases of marketable securities	17,992
Discount of marketable securities	(579)
Proceeds from maturity of marketable securities	(8,955)
Balance at December 31, 2012	41,477

Summary Of Investment Securities In An Unrealized Loss Position

	Less than 12 months		12 months or more		Total
Held to maturity	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value

Corporate debt securities
and government debt
securities	(106)	6,803	(76)	10,701	(182)	17,504

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Summary Of Inventories

	December 31
	2011	2012
	US$ thousands
Raw materials and components	3,885	5,971
Products in process	5,246	6,908
Finished products	2,042	1,916
	11,173	14,795

Property, Plant And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment, Net [Abstract]
Summary Of Property, Plant And Equipment, Net

	December 31
	2011	2012
	US$ thousands
Machinery and equipment	2,873	3,240
Office furniture and equipment	294	294
Leasehold improvements	336	441

Property, plant and equipment	3,503	3,975

Accumulated depreciation	(2,666)	(2,785)

Property, Plant and equipment, net	837	1,190

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Minimum Future Rental Payments

US$ thousands
Year ended December 31
2013	645
2014	145
2015 and on	58

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Fair Value Assumptions

Average Risk-free interest rate (a)	3.73%
Expected dividend yield	0.0%
Average expected volatility (b)	112.42%
Termination rate	11%
Suboptimal rate (c)	3.45

(a) Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.

(b) Expected average volatility represents a weighted average standard deviation rate for the price of the Company's ordinary shares on the NASDAQ National Market.

(c) Suboptimal rate represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal rate of the Company and similar companies.

Average Risk-free interest rate (a)	3.00%
Expected dividend yield	0.0%
Average expected volatility (b)	82.64%
Termination rate	9%
Suboptimal rate (c)	3.45

(a) Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.

(b) Expected average volatility represents a weighted average standard deviation rate for the price of the Company's ordinary shares on the NASDAQ National Market.

(c) Suboptimal rate represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal rate of the Company and similar companies.

Average Risk-free interest rate (a)	1.33%
Expected dividend yield	0.0%
Average expected volatility (b)	64.71%
Termination rate	9%
Suboptimal rate (c)	3.2

(a) Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.

(b) Expected average volatility represents a weighted average standard deviation rate for the price of the Company's ordinary shares on the NASDAQ National Market.

(c) Suboptimal rate represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal rate of the Company and similar companies.

Stock Option Summary

	Options outstanding		Options exercisable
		Weighted		Weighted
		average remaining		average remaining
Exercise price	Number	contractual life	Number	contractual life
US$	of options	(in years)	of options	(in years)
3.82	40,087	3.79	40,087	3.79
18.82	135,000	5.97	67,500	5.97
15.28	238,000	7.70	-	-

	413,087		107,587

Stock Option Activity

			Weighted
		Weighted	average
	Number	average	grant date
	of options	exercise price	fair value
		US$	US$

Balance at January 1, 2010	240,700

Granted	137,500	18.82	8.69
Exercised	(70,375)	3.68	1.81
Forfeited	(2,000)	3.82	1.81
Balance at December 31, 2010	305,825

Exercised	(45,400)	3.62	1.75
Forfeited	(3,000)	16.32	7.54

Balance at December 31, 2011	257,425

Granted	240,000	15.28	6.54
Exercised	(82,338)	3.35	1.81
Forfeited	(2,000)	15.28	6.54

Balance at December 31, 2012	413,087
Exercisable at December 31, 2012	107,587

Summary Of Allocation Of The Stock-Based Compensation Expenses

	Year ended December 31
	2010	2011	2012
	US$ thousands	US$ thousands	US$ thousands
Cost of sales	33	24	46
Research and development costs	71	96	130
Selling and marketing expenses	65	134	159
General and administrative expenses	62	183	209

	231	437	544

Sales (Tables)	12 Months Ended
Dec. 31, 2012
Sales [Abstract]
Sales By Geographic Region

	Year ended December 31
	2010	2011	2012
	US$ thousands
North America	22,071	29,627	33,606
Europe	4,174	5,174	7,277
Rest of the world	4,154	4,832	7,846

	30,399	39,633	48,729

Sales To Single Customers Exceeding 10% Of Sales

	Year ended December 31
	2010	2011	2012
	US$ thousands
Customer "A"	3,440	4,882	10,809
Customer "B"	4,160	4,195	8,714
Customer "C"	3,214	*	*
*	Less than 10% of sales.

Financial Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2012
Financial Income (Expenses), Net [Abstract]
Financial Income (Expenses), Net

	Year ended December 31
	2010	2011	2012
	US$ thousands
Interest income	1,277	1,292	1,360
Interest expenses	(416)	(499)	(561)
Exchange rate differences, net	(130)	(231)	96
Bank charges	(114)	(123)	(143)

	617	439	752

Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Income Before Income Taxes And Income Taxes Expense (Benefit) Included In The Consolidated Statements Of Operations

	Year ended December 31
	2010	2011	2012
	US$ thousands
Income before income taxes:
Israel	6,507	8,899	10,086
Foreign jurisdiction	9	11	695
	6,516	8,910	10,781

Current taxes:
Israel	657	619	784
Foreign jurisdiction	-	-	116
	657	619	900

Tax benefits relating to prior years:
Israel	(12)	(38)	(12)

Deferred taxes:
Israel	148	73	(3)
Foreign jurisdiction	8	13	25
	156	86	22

Income tax expense	801	667	910

Deferred Income Taxes

	December 31	December 31
	2011	2012
	US$ thousands	US$ thousands
Deferred tax assets:
Accrued employee benefits	148	147
Research and development costs	3	8
Tax loss carryforwards	87	-
Fixed assets	6	5
Other	2	1

Total gross deferred tax assets	246	161
Less: valuation allowance	(63)	-

Net deferred tax assets	183	161
In Israel	158	161
Foreign jurisdictions	25	-
Net deferred tax assets	183	161
Current	48	47
Non-current	135	114
Total	183	161

Reconciliation Of The Statutory Tax Expense To Actual Tax Expense

	Year ended December 31
	2010	2011	2012
	US$ thousands
Income before income taxes	6,516	8,910	10,781

Statutory tax rate in Israel	25%	24%	25%

Computed expected tax	1,629	2,138	2,695

Increase (decrease) in taxes resulting from:
Non-deductible operating expenses	25	123	159
Prior year adjustments	(12)	(38)	(12)
Change in valuation allowance	(17)	12	(63)
Tax effect due to "Approved Enterprise" status	(832)	(1,640)	(2,063)
Taxes related to foreign jurisdictions	-	-	30
Changes in tax rate and other	8	72	164

Income tax expense	801	667	910

Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 customer	Dec. 31, 2011
Fixed annual interest rate	1.81%
Provision for doubtful accounts	$ 20	$ 20
Number of major customers	2
Percentage of revenue contributed by major customers	40.00%
Minimum [Member]
Fixed annual interest rate		1.70%
Maximum [Member]
Fixed annual interest rate		1.90%

Summary Of Significant Accounting Policies (Depreciation Of Property, Plant And Equipment) (Details)	12 Months Ended
Dec. 31, 2012
Machinery And Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Straight-line depreciation rate	15.00%
Machinery And Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Straight-line depreciation rate	33.00%
Office Furniture And Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Straight-line depreciation rate	6.00%
Office Furniture And Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Straight-line depreciation rate	33.00%
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Straight-line depreciation rate	10.00%
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Straight-line depreciation rate	20.00%

Summary Of Significant Accounting Policies (Computation Of Basic And Diluted Income Per Ordinary Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Abstract]
Net income attributable to ordinary shares (US$ thousands)	$ 9,871	$ 8,243	$ 5,715
Weighted average number of ordinary shares outstanding used in basic income per ordinary share calculation	6,933,576	6,896,215	6,820,721
Add assumed exercise of outstanding dilutive potential ordinary shares	34,729	98,377	117,735
Weighted average number of ordinary shares outstanding used in diluted income per ordinary share calculation	6,968,305	6,994,592	6,938,456
Basic income per ordinary share (US$)	$ 1.424	$ 1.195	$ 0.838
Diluted income per ordinary share (US$)	$ 1.417	$ 1.178	$ 0.824
Number of options and warrants excluded from the diluted earnings per share calculation because of anti-dilutive effect	135,000	135,000	137,500

Cash And Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Cash And Cash Equivalents [Abstract]
Cash	$ 13,248		$ 6,461
Cash equivalents	58	[1]	5,022	[1]
Cash and cash equivalents	$ 13,306		$ 11,483		$ 6,657	$ 7,253
Weighted average interest rate of cash on deposit	0.11%		1.79%

[1]	Comprised mainly of deposits in banks as at December 31, 2011 and 2012 carrying a weighted average interest rate of 1.79% and 0.11%, respectively.

Marketable Securities (Held-To-Maturity Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Aggregate cost basis	$ 41,477	[1]	$ 33,019	[1]
Gross unrealized holding gains	216		5
Gross unrealized holding (losses)	(182)		(552)
Net unrealized holding gains/(losses)	34		(547)
Aggregate fair value	41,511	[2]	32,472	[2]
Accrued interest on securities	425		325
Current [Member]
Aggregate cost basis	12,702	[1]	9,108	[1]
Gross unrealized holding gains	23		5
Gross unrealized holding (losses)	(56)		(100)
Aggregate fair value	12,669	[2]	9,013	[2]
Non-Current [Member]
Aggregate cost basis	28,775	[1]	23,911	[1]
Gross unrealized holding gains	193
Gross unrealized holding (losses)	(126)		(452)
Aggregate fair value	$ 28,842	[2]	$ 23,459	[2]

[1]	Including accrued interest in the amount of $325K and $425K as of December 31, 2011 and 2012 respectively.
[2]	Fair value is being determined using quoted market prices in active markets (Level 1).

Marketable Securities (Schedule Of Debt Securities By Major Interest Type) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 Up To 2% [Member]	Dec. 31, 2012 Up To 2% [Member] Maximum [Member]	Dec. 31, 2012 2.038% - 2.951% [Member]	Dec. 31, 2012 2.038% - 2.951% [Member] Minimum [Member]	Dec. 31, 2012 2.038% - 2.951% [Member] Maximum [Member]	Dec. 31, 2011 Up to 2% [Member]	Dec. 31, 2011 Up to 2% [Member] Maximum [Member]	Dec. 31, 2011 2.038% - 2.874% [Member]	Dec. 31, 2011 2.038% - 2.874% [Member] Minimum [Member]	Dec. 31, 2011 2.038% - 2.874% [Member] Maximum [Member]
Amortized cost	$ 41,477	[1]	$ 33,019	[1]	$ 33,145		$ 8,332			$ 25,225		$ 7,794
Net unrealized holding gains/(losses)	34		(547)		(84)		118			(415)		(132)
Aggregate fair value	$ 41,511	[2]	$ 32,472	[2]	$ 33,061		$ 8,450			$ 24,810		$ 7,662
Interest rate						2.00%		2.04%	2.95%		2.00%		2.04%	2.87%

[1]	Including accrued interest in the amount of $325K and $425K as of December 31, 2011 and 2012 respectively.
[2]	Fair value is being determined using quoted market prices in active markets (Level 1).

Marketable Securities (Schedule Of Reconciliation Of Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Marketables Securities [Abstract]
Balance at January 1, 2012	$ 33,019	[1]
Purchases of marketable securities	17,992		13,071		12,972
Discount of marketable securities	(579)		(462)		(467)
Proceeds from maturity of marketable securities	(8,955)		(9,531)		(11,303)
Balance at December 31, 2012	$ 41,477	[1]	$ 33,019	[1]

[1]	Including accrued interest in the amount of $325K and $425K as of December 31, 2011 and 2012 respectively.

Marketable Securities (Summary Of Investment Securities In An Unrealized Loss Position) (Details) (Corporate Debt Securities And Government Debt Securities [Member], USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012
Corporate Debt Securities And Government Debt Securities [Member]
Unrealized Losses, Less than 12 months	$ (106)
Unrealized Losses, 12 months or more	(76)
Unrealized Losses, Total	(182)
Fair Value, Less than 12 months	6,803
Fair Value,12 months or more	10,701
Fair Value, Total	$ 17,504

Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Raw materials and components	$ 5,971	$ 3,885
Products in process	6,908	5,246
Finished products	1,916	2,042
Inventories	$ 14,795	$ 11,173

Property, Plant And Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 3,975	$ 3,503
Accumulated depreciation	(2,785)	(2,666)
Property, plant and equipment, net	1,190	837
Depreciation	454	379	416
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	3,240	2,873
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	294	294
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 441	$ 336

Assets Held And Liability For Employees' Severance Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets Held And Liability For Employees' Severance Benefits [Abstract]
Severance Costs	$ 382	$ 304	$ 372

Commitments And Contingencies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss Contingencies [Line Items]
Percent of royalties paid must equal the dollar linked amount of the grants received	100.00%
Total commitment in respect of royalty-bearing participations	$ 2,960	$ 2,960
Rental expenses under the lease agreements	676	632	542
Line of credit	$ 161
Minimum [Member]
Loss Contingencies [Line Items]
Royalty rates	2.00%
Maximum [Member]
Loss Contingencies [Line Items]
Royalty rates	5.00%
Silicom Research And Development [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Royalty rates	2.00%
Silicom Research And Development [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Royalty rates	3.50%
July 1, 1997 - January 31, 2000 Project [Member]
Loss Contingencies [Line Items]
Royalty rates	4.00%

Commitments And Contingencies (Minimum Future Rental Payments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 645
2014	145
2015 and on	58
Related Party [Member]
Operating Leased Assets [Line Items]
2013	$ 13

Shareholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 21, 2010 Share Option Plan (2004) [Member]	Oct. 15, 2008 Share Option Plan (2004) [Member]	Dec. 31, 2012 Share Option Plan (2004) [Member]	Dec. 31, 2012 Initial Reserve [Member] Share Option Plan (2004) [Member]	Oct. 15, 2008 $3.82 [Member] Share Option Plan (2004) [Member]	Dec. 21, 2010 $18.82 [Member] Share Option Plan (2004) [Member]	Dec. 31, 2012 $18.82 [Member] Share Option Plan (2004) [Member]	Sep. 13, 2012 $15.28 [Member] Share Option Plan (2004) [Member]	Dec. 31, 2012 $15.28 [Member] Share Option Plan (2004) [Member]
Shares authorized						582,750	282,750
Option expiration term						10 years
Additional shares authorized						500,000
Number of shares received for each option exercised	1
Gains on award, tax rate	25.00%
Options granted				137,500	200,000						240,000
Exercise price of options	$ 15.28		$ 18.82					$ 3.82	$ 18.82		$ 15.28
Expiration date								Oct 15, 2016	Dec 21, 2018		Sep 13, 2020
Closing price to determine expiration date								$ 1.91	$ 9.41		$ 7.64
Percentage of options that vest and become exercisable on the second anniversary of the grant date								50.00%	50.00%		50.00%
Percentage of options that vest and become exercisable on the third anniversary of the grant date								50.00%	50.00%		50.00%
Aggregate intrinsic value of options outstanding	$ 1,199	$ 1,718
Aggregate intrinsic value of options exercisable	566	1,718
Total intrinsic value of options exercised	1,191	609
Intrinsic value of options at the date of grant	$ 0	$ 0	$ 0
Expense related to grant	544	437	231							389		155
Unrecognized compensation costs										$ 149		$ 1,084
Weighted average period for grant to be recognized										11 months 23 days		2 years 2 months 16 days

Shareholders' Equity (Fair Value Assumptions) (Details) (Share Option Plan (2004) [Member])	0 Months Ended		1 Months Ended		0 Months Ended
	Oct. 15, 2008 $3.82 [Member]		Dec. 21, 2010 $18.82 [Member]		Sep. 13, 2012 $15.28 [Member]
Average Risk-free interest rate	3.73%	[1]	3.00%		1.33%
Expected dividend yield	0.00%		0.00%	[1]	0.00%	[1]
Average expected volatility	112.42%	[2]	82.64%		64.71%
Termination rate	11.00%		9.00%	[2]	9.00%	[2]
Suboptimal rate	3.45%	[3]	3.45%		3.20%

[1]	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
[2]	Expected average volatility represents a weighted average standard deviation rate for the price of the Company's ordinary shares on the NASDAQ National Market.
[3]	Suboptimal rate represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal rate of the Company and similar companies.

Shareholders' Equity (Stock Option Summary) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 $3.82 [Member]	Dec. 31, 2012 $18.82 [Member]	Dec. 31, 2012 $15.28 [Member]
Exercise price US$					$ 3.82	$ 18.82	$ 15.28
Options outstanding, Number of options	413,087	257,425	305,825	240,700	40,087	135,000	238,000
Options outstanding, Weighted average remaining contractual life (in years)					3 years 9 months 15 days	5 years 11 months 19 days	7 years 8 months 12 days
Options exercisable, Number of options	107,587				40,087	67,500
Options exercisable, Weighted average remaining contractual life (in years)					3 years 9 months 15 days	5 years 11 months 19 days

Shareholders' Equity (Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shareholders' Equity [Abstract]
Options, Beginning balance	257,425	305,825	240,700
Options, Granted	240,000		137,500
Options, Exercised	(82,338)	(45,400)	(70,375)
Options, Forfeited	(2,000)	(3,000)	(2,000)
Options, Ending balance	413,087	257,425	305,825
Options, Exercisable	107,587
Weighted average exercise price, Granted	$ 15.28		$ 18.82
Weighted average exercise price, Exercised	$ 3.35	$ 3.62	$ 3.68
Weighted average exercise price, Forfeited	$ 15.28	$ 16.32	$ 3.82
Weighted average grant date fair value, Granted	$ 6.54		$ 8.69
Weighted average grant date fair value, Exercised	$ 1.81	$ 1.75	$ 1.81
Weighted average grant date fair value, Forfeited	$ 6.54	$ 7.54	$ 1.81

Shareholders' Equity (Summary Of Allocation Of The Stock-Based Compensation Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-based compensation expense	$ 544	$ 437	$ 231
Cost Of Sales [Member]
Stock-based compensation expense	46	24	33
Research And Development Costs [Member]
Stock-based compensation expense	130	96	71
Selling And Marketing Expenses [Member]
Stock-based compensation expense	159	134	65
General And Administrative Expenses [Member]
Stock-based compensation expense	$ 209	$ 183	$ 62

Sales (Sales By Geographic Region) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	$ 48,729	[1]	$ 39,633	[1]	$ 30,399	[1]
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	33,606		29,627		22,071
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	7,277		5,174		4,174
Rest Of The World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	$ 7,846		$ 4,832		$ 4,154

[1]	Including sales to related parties in the amount of US$ 302 thousand, US$ 350 thousand and US$ 558 thousand in 2010, 2011 and 2012, respectively.

Sales (Sales To Single Customers Exceeding 10% Of Sales) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Customer "A" [Member]
Revenue, Major Customer [Line Items]
Major customer, sales amount	$ 10,809		$ 4,882	$ 3,440
Customer "B" [Member]
Revenue, Major Customer [Line Items]
Major customer, sales amount	8,714		4,195	4,160
Customer "C" [Member]
Revenue, Major Customer [Line Items]
Major customer, sales amount		[1]		$ 3,214

[1]	Less than 10% of sales.

Financial Income (Expenses), Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Income (Expenses), Net [Abstract]
Interest income	$ 1,360	$ 1,292	$ 1,277
Interest expenses	(561)	(499)	(416)
Exchange rate differences, net	96	(231)	(130)
Bank charges	(143)	(123)	(114)
Financial income, net	$ 752	$ 439	$ 617

Taxes On Income (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Special Preferred Enterprise [Member]	Dec. 31, 2012 Manufacturing Plant [Member]	Dec. 31, 2012 Research And Development Center [Member]	Dec. 31, 2012 Development Area A [Member] Preferred Enterprise [Member]	Dec. 31, 2012 Development Area A [Member] Special Preferred Enterprise [Member]	Dec. 31, 2012 Rest Of Country [Member] Preferred Enterprise [Member]	Dec. 31, 2012 Rest Of Country [Member] Special Preferred Enterprise [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Beneficial Enterprise [Member] ILS	Dec. 31, 2012 Minimum [Member] Expansion [Member] USD ($)	Dec. 31, 2012 Minimum [Member] Temporary Order From November 2012 [Member]	Dec. 31, 2012 Minimum [Member] Specific Foreign Market [Member] Beneficial Enterprise [Member] item	Dec. 31, 2012 Maximum [Member] Beneficial Enterprise [Member]	Dec. 31, 2012 Maximum [Member] Expansion [Member]	Dec. 31, 2012 Maximum [Member] Temporary Order From November 2012 [Member]	Dec. 31, 2012 Maximum [Member] Specific Foreign Market [Member] Beneficial Enterprise [Member]
Cancelled future corporate tax rate	18.00%
Tax rate	25.00%	24.00%	25.00%
Number of years of tax exemption				10 years	10 years	2 years
Maximum percent of taxable income for the plan						25.00%
Number of years of benefited tax rate under the alternative benefits method for the research and development center						8 years
Corporate tax on cash dividends distributed from exempted profits	25.00%
Withholding tax deduction from cash dividends distributed from benefited profits	15.00%
Accelerated depreciation of property, plant and equipment	5 years
Percentage of revenue from one country to receive tax benefits											25.00%								75.00%
Market size criteria to receive tax benefits, number of residents (people)															12,000,000
Required investment in production machinery and equipment to receive tax benefits												300	$ 300
Time allowed to meet investment in production machinery and equipment to receive tax benefits																3 years	3 years
Tax rate in 2011-2012 tax years							10.00%		15.00%
Tax rate in 2013-2014 tax years							7.00%		12.50%
Tax rate as from 2015 tax year for maximum of 10 years							6.00%	5.00%	12.00%	8.00%
Discounted ratio of the original rax rate														40.00%				70.00%
Tax rate applied on revenue according to the temporary order														6.00%
Investment percentage of tax saving obtained																		50.00%
Number of years to invest in an industrial enterprise																		5 years
Net change in valuation allowance	$ (63)	$ 12	$ (17)

Taxes On Income (Income Before Income Taxes And Income Taxes Expense (Benefit) Included In The Consolidated Statements Of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Income before income taxes, Israel	$ 10,086	$ 8,899	$ 6,507
Income before income taxes, Foreign jurisdiction	695	11	9
Income before income taxes	10,781	8,910	6,516
Current taxes, Israel	784	619	657
Current taxes, Foreign jurisdiction	116
Current taxes	900	619	657
Tax benefits relating to prior years, Israel	(12)	(38)	(12)
Deferred taxes, Israel	(3)	73	148
Deferred taxes, Foreign jurisdiction	25	13	8
Deferred taxes	22	86	156
Income tax expense	$ 910	$ 667	$ 801

Taxes On Income (Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Taxes On Income [Abstract]
Accrued employee benefits	$ 147	$ 148
Research and development costs	8	3
Tax loss carryforwards		87
Fixed assets	5	6
Other	1	2
Total gross deferred tax assets	161	246
Less: valuation allowance		(63)
Net deferred tax assets	161	183
In Israel	161	158
Foreign jurisdictions		25
Current	47	48
Non-current	$ 114	$ 135

Taxes On Income (Reconciliation Of The Statutory Tax Expense To Actual Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Income before income taxes	$ 10,781	$ 8,910	$ 6,516
Statutory tax rate in Israel	25.00%	24.00%	25.00%
Computed expected tax	2,695	2,138	1,629
Non-deductible operating expenses	159	123	25
Prior year adjustments	(12)	(38)	(12)
Change in valuation allowance	(63)	12	(17)
Tax effect due to "Approved Enterprise" status	(2,063)	(1,640)	(832)
Taxes related to foreign jurisdictions	30
Changes in taxe rate and other	164	72	8
Income tax expense	$ 910	$ 667	$ 801

Subsequent Events (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Dividend Declared [Member]	Jan. 14, 2013 Maximum [Member]
Subsequent Event [Line Items]
Percentage of annual profits that may be allocated to dividends			50.00%
Dividend declaration date	Mar 18, 2013
Dividend declared per share	$ 0.55
Dividend, date payable	Apr 17, 2013
Dividend payable, date of record	Apr 4, 2013
Subsequent event, amount		$ 3.9